BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

8     BUSINESS COMBINATIONS

The movement of goodwill is set out as below:

	As of December 31,
	2018	2019

Balance at the beginning of the year	1,570,755	1,751,970
Addition during the year	181,215	153,870
Balance at end of year	1,751,970	1,905,840

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. The goodwill is not deductible for tax purposes. Goodwill is assigned to the design, build-out and operation of data centers reporting unit.

Shenzhen 5 Acquisition

On June 29, 2017, the Company consummated an acquisition of all equity interests in a target group comprising onshore and offshore entities from third parties for an aggregate contingent consideration of RMB312,000. As of December 31, 2019, the fair value of remaining consideration payable of RMB16,762 was recorded in other payables with payment schedule based on the milestone related to the achievement of all specified conditions.

The target group owns a data center project (“Shenzhen 5”) in Shenzhen, China. At the date of acquisition, the data center had just commenced its operations.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	294,491
Effective settlement of pre-existing relationships upon consolidation	(ii)	6,025
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(11,153)
Property and equipment	(iii)	(821,405)
Identifiable intangible assets	(iv)	(176,500)
Other assets		(59,520)
Accounts payable		219,207
Finance lease and other financing obligations, current		23,156
Finance lease and other financing obligations, non-current		363,380
Long-term borrowings		217,790
Deferred tax liabilities		45,931
Other liabilities		55,299
Total identifiable net assets		(143,815)
Goodwill	(v)	156,701
Note (i):	The fair value of consideration represents the present value of the purchase price of RMB312,000.
Note (ii):	Prior to the acquisition, the Company had other receivables from the target group of RMB6,025, which was effectively settled with the seller upon completion of the acquisition.
Note (iii):	Property and equipment acquired included properties acquired under finance lease of RMB416,000.
Note (iv):	Identifiable intangible assets acquired consisted of customer relationships of RMB176,500 with an estimated useful life of 14.4 years.
Note (v):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net loss of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2017 amounted to RMB42,072 and RMB23,859, respectively.

Guangzhou 2 Acquisition

On October 9, 2017, the Company consummated an acquisition of all equity interests in a target group comprising onshore and offshore entities from third parties for a cash consideration of RMB233,984. The Company had paid the full consideration during 2018.

The target group owns a data center project (“Guangzhou 2”) in Guangzhou, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration		233,984
Effective settlement of pre-existing relationships upon consolidation	(i)	(1,807)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(10,144)
Accounts receivable		(25,177)
Property and equipment	(ii)	(319,943)
Identifiable intangible assets	(iii)	(98,500)
Other assets		(14,135)
Accounts payable		56,431
Finance lease and other financing obligations, current		5,958
Finance lease and other financing obligations, non-current		101,875
Short-term borrowings		50,750
Long-term borrowings		52,999
Deferred tax liabilities		35,097
Other liabilities		5,579
Total identifiable net assets		(159,210)
Goodwill	(iv)	72,967

Note (i):   Prior to the acquisition, the Company had payables to the target group of RMB1,807, which was effectively settled with the seller upon completion of the acquisition.

Note (ii):  Property and equipment acquired included properties acquired under finance lease of RMB106,000.

Note (iii): Identifiable intangible assets acquired consisted of customer relationships of RMB98,500 with an estimated useful life of 11.8 years.

Note (iv): Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net income of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2017 amounted to RMB26,573 and RMB2,734, respectively.

Guangzhou 3 Acquisition

On May 2, 2018, the Company consummated an acquisition of all equity interests in a target group comprising onshore and offshore entities from third parties for an aggregate cash consideration of RMB262,244 (including contingent considerations of RMB245,244). As of the acquisition date, the Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB262,244. As of December 31, 2019, the fair value of remaining consideration payable was RMB118,336, of which RMB95,274 and RMB23,062 were recorded in other payables and other long-term liabilities, respectively. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

The target group owns a data center project ("Guangzhou 3") in Guangzhou, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	247,937
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(62)
Accounts receivable		(13,995)
Property and equipment	(ii)	(780,312)
Identifiable intangible assets	(iii)	(130,000)
Other assets		(43,039)
Accounts payable		471,532
Finance lease and other financing obligations, non-current		282,051
Short-term borrowings		47,580
Long-term borrowings		30,000
Deferred tax liabilities		26,503
Other liabilities		2,849
Total identifiable net assets		(106,893)
Goodwill	(iv)	141,044
Note (i):The fair value of consideration represents the present value of the purchase price of RMB262,244.
Note (ii):Property and equipment acquired included properties acquired under finance lease of RMB291,000.
Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB130,000 with an estimated useful life of 7 years.
Note (iv):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net loss of the target group included in the Company's consolidated statements of operations from the acquisition date to December 31, 2018 amounted to RMB85,298 and RMB11,727 respectively.

Shanghai 11 Acquisition

On June 1, 2018, the Company consummated an acquisition of all equity interests in a target entity from third parties for an aggregate cash consideration of RMB320,000 (including contingent considerations of RMB70,000). As of the acquisition date, the Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB320,000. As of December 31, 2019, the fair value of remaining consideration payable of RMB1,400 was recorded in other payables. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

The target entity owns a data center project ("Shanghai 11") in Shanghai, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	319,119
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(404)
Property and equipment		(233,405)
Identifiable intangible assets	(ii)	(57,000)
Other assets		(94,647)
Accounts payable		91,136
Deferred tax liabilities		9,995
Other liabilities		5,377
Total identifiable net assets		(278,948)
Goodwill	(iii)	40,171
Note (i):	The fair value of the consideration represents the present value of the purchase price of RMB320,000.
Note (ii):	Identifiable intangible assets acquired consisted of customer relationships of RMB23,000 with an estimated useful life of 10 years and favourable lease of RMB34,000 with an estimated useful life of 13.6 years. The favourable lease was reclassified to operating lease ROU assets upon adoption of ASC 842 Leases on January 1, 2019.
Note (iii):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net loss of the target entity included in the Company's consolidated statements of operations from the acquisition date to December 31, 2018 amounted to RMB35,489 and RMB2,924, respectively.

Guangzhou 6 Acquisition

On October 18, 2019, the Company consummated an acquisition of all equity interests in a target entity from a third party for an aggregate cash consideration of RMB431,727 (including contingent considerations of RMB243,736). As of the acquisition date, the Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB431,727. As of December 31, 2019, the fair value of remaining consideration payable was RMB235,526, which was recorded in other payables. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

The target entity owns a data center project ("Guangzhou 6") in Guangzhou, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	423,075
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(12,091)
Property and equipment	(ii)	(493,026)
Operating lease ROU assets		(9,168)
Identifiable intangible assets	(iii)	(15,000)
Other assets		(44,549)
Accounts payable		118,486
Finance lease and other financing obligations, current		16,828
Operating lease liabilities, current		886
Finance lease and other financing obligations, non-current		157,366
Operating lease liabilities, non-current		8,282
Deferred tax liabilities		1,040
Other liabilities		1,741
Total identifiable net assets		(269,205)
Goodwill	(iv)	153,870
Note (i):	The fair value of consideration represents the present value of the purchase price of RMB431,727.
Note (ii):	Property and equipment acquired included properties acquired under finance lease of RMB174,194.
Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB15,000 with an estimated useful life of 7.8 years.
Note (iv):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net loss of the target entity included in the Company's consolidated statements of operations from the acquisition date to December 31, 2019 amounted to nil and RMB8,816, respectively.

Supplemental pro forma financial information as if the acquisitions had occurred as of the earliest date presented has not been provided as the acquisitions are not material to the Company’s results of operations in 2019.

Asset acquisitions in 2018 and 2019

In 2018 and 2019, the Company consummated several acquisitions of certain target entities for total cash considerations (net of the cash acquired), of RMB124,667 and RMB367,509, respectively. These acquisitions did not meet the definition of a business as of the acquisition date in accordance with ASC 805 Business Combinations, and were accounted for as assets acquisitions. The primary assets acquired were properties self-owned or under finance leases, equipment and leasehold improvements. The Company settled the consideration of RMB115,167 in 2018 and RMB363,939 in 2019. As of December 31, 2019, the remaining consideration payable was RMB13,070, which was recorded in other payables.